Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Schedule of operating lease right of use asset

As of June 30, 2022 operating lease right of use asset as follow:

June 30, 2022
(Unaudited)
Initial recognition as of April 8, 2022	$450,630
Less: Accumulated amortization	$(4,981)
Foreign exchange translation loss	$(18,772)
Balance as of June 30, 2022	$426,877

Schedule of operating lease liability

As of June 30, 2022, operating lease liability as follow:

June 30, 2022
(Unaudited)
Initial recognition as of April 8, 2022	$450,630
Add: Finance cost	$7,108
Foreign exchange translation loss	$(19,142)
Balance as of June 30, 2022	$438,596